Cash and cash equivalents	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents.
Cash and cash equivalents

6.           Cash and cash equivalents

Cash and cash equivalents are composed as follows:

	December 31,
	2019		2018		2017

Cash	Ps.	2,916,936	Ps.	1,456,207	Ps.	602,074
Cash equivalents:
Bank notes		512,027		630,537		1,269,090
Commercial paper		—		217,074		139,870
Money market investment funds		910		655,084		321,973
	Ps.	3,429,873	Ps.	2,958,902	Ps.	2,333,007